Long-term loan (Schedule of continuity of long-term loan) (Details) - USD ($)	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Borrowings [abstract]
Beginning Balance	$ 44,806	$ 43,254
Accrued interest	2,141	1,764
Foreign exchange	(326)	(212)
Ending Balance	$ 46,621	$ 44,806